PIMCO California Short Duration Municipal Income Fund Investment Objectives and Goals - PIMCO California Short Duration Municipal Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO California Short Duration Municipal Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.